PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 538	$ 538	$ 537
Additions	36		1
Disposals
Ending balance	574	538	538
ACCUMULATED DEPLETION AND DEPRECIATION
Beginning balance	538	536	532
Depreciation for the year	3	2	4
Disposals
Ending balance	541	538	536
Carrying value of property and equipment	33	1	2
Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	418	418	418
Additions
Disposals
Ending balance	418	418	418
ACCUMULATED DEPLETION AND DEPRECIATION
Beginning balance	418	418	418
Depreciation for the year
Disposals
Ending balance	418	418	418
Carrying value of property and equipment
Computer Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	31	31	30
Additions	12		1
Disposals
Ending balance	43	31	31
ACCUMULATED DEPLETION AND DEPRECIATION
Beginning balance	31	30	27
Depreciation for the year	2	1	3
Disposals
Ending balance	33	31	30
Carrying value of property and equipment	10	1	1
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	89	89	89
Additions	24
Disposals
Ending balance	113	89	89
ACCUMULATED DEPLETION AND DEPRECIATION
Beginning balance	89	88	87
Depreciation for the year	1	1	1
Disposals
Ending balance	90	89	88
Carrying value of property and equipment	$ 23		$ 1